FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analyses, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, Brookfield Infrastructure looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. The fair value of interest rate swap contracts which form part of financing arrangements is calculated by way of discounted cash flows using market interest rates and applicable credit spreads.
Classification of Financial Instruments
Financial instruments classified as fair value through profit or loss are carried at fair value on the Consolidated Statements of Financial Position. Changes in the fair values of financial instruments classified as fair value through profit or loss are recognized in profit or loss. Mark-to-market adjustments for those in an effective hedging relationship and changes in the fair value of securities designated as fair value through other comprehensive income are recognized in other comprehensive income.
Carrying Value and Fair Value of Financial Instruments
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,380	$1,380
Accounts receivable and other	—	—	4,293	4,293
Financial assets (current and non-current)(1)	1,553	23	76	1,652
Total	$1,553	$23	$5,749	$7,325

Financial liabilities
Corporate borrowings	$—	$—	$4,691	$4,691
Non-recourse borrowings (current and non-current)	—	—	30,892	30,892
Accounts payable and other	—	—	3,154	3,154
Financial liabilities (current and non-current)(1)	357	—	1,775	2,132
Lease liabilities	—	—	3,456	3,456
Preferred shares(2)	—	—	20	20
Total	$357	$—	$43,988	$44,345
1.Derivative instruments which are elected for hedge accounting totaling $578 million are included in financial assets and $181 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,279	$1,279
Accounts receivable and other	—	—	3,475	3,475
Financial assets (current and non-current)(1)	2,012	46	55	2,113
Total	$2,012	$46	$4,809	$6,867

Financial liabilities
Corporate borrowings	$—	$—	$3,666	$3,666
Non-recourse borrowings (current and non-current)	—	—	26,567	26,567
Accounts payable and other	—	—	3,634	3,634
Financial liabilities (current and non-current)(1)	362	—	1,705	2,067
Lease liabilities	—	—	3,421	3,421
Preferred shares(2)	—	—	20	20
Total	$362	$—	$39,013	$39,375
1.Derivative instruments which are elected for hedge accounting totaling $789 million are included in financial assets and $139 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2023 and December 31, 2022:

	June 30, 2023		December 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,380	$1,380	$1,279	$1,279
Accounts receivable and other	4,293	4,293	3,475	3,475
Financial assets (current and non-current)	1,652	1,652	2,113	2,113
Total	$7,325	$7,325	$6,867	$6,867

Financial liabilities
Corporate borrowings(1)	$4,691	$4,471	$3,666	$3,406
Non-recourse borrowings (current and non-current)(2)	30,892	29,971	26,567	25,958
Accounts payable and other	3,154	3,154	3,634	3,634
Financial liabilities (current and non-current)	2,132	2,132	2,067	2,067
Preferred shares(3)	20	20	20	20
Total	$40,889	$39,748	$35,954	$35,085
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
Hedging Activities
Brookfield Infrastructure uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest and currency risks. For certain derivatives which are used to manage exposures, Brookfield Infrastructure determines whether hedge accounting can be applied. When hedge accounting can be applied, a hedge relationship can be designated as a fair value hedge, cash flow hedge or a hedge of foreign currency exposure of a net investment in a foreign operation with a functional currency other than the U.S. dollar. To qualify for hedge accounting, the derivative must be designated as a hedge of a specific exposure and the hedging relationship must meet all of the hedge effectiveness requirements in accomplishing the objective of offsetting changes in the fair value or cash flows attributable to the hedged risk both at inception and over the life of the hedge. If it is determined that the hedging relationship does not meet all of the hedge effectiveness requirements, hedge accounting is discontinued prospectively.
Cash Flow Hedges
Brookfield Infrastructure uses interest rate swaps to hedge the variability in cash flows related to a variable rate asset or liability and highly probable forecasted issuances of debt. The settlement dates coincide with the dates on which the interest is payable on the underlying debt, and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on debt affect profit or loss. For the three and six-month periods ended June 30, 2023, gains of $40 million and losses of $64 million, respectively (2022: gains of $195 million and $450 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As of June 30, 2023, there was a net derivative asset balance of $412 million relating to derivative contracts designated as cash flow hedges (December 31, 2022: $645 million).
Net Investment Hedges
Brookfield Infrastructure uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations having a functional currency other than the U.S. dollar. For the three and six-month periods ended June 30, 2023, losses of $12 million and $19 million, respectively (2022: gains of $93 million and $122 million) were recorded in other comprehensive income relating to the hedges of net investments in foreign operations. Further, for the three and six-month periods ended June 30, 2023, Brookfield Infrastructure paid less than $1 million and $2 million, respectively (2022: received $25 million and $24 million) relating to the settlement of foreign exchange contracts in the period. As of June 30, 2023, there was a net unrealized derivative liability balance of $15 million relating to derivative contracts designated as net investment hedges (December 31, 2022: net unrealized derivative asset balance of $5 million).
Fair Value Hierarchical Levels—Financial Instruments
Fair value hierarchical levels are directly determined by the amount of subjectivity associated with the valuation inputs of these assets and liabilities, and are as follows:
•Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
•Level 2 – Inputs other than quoted prices included in Level 1 are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life. Fair valued assets and liabilities that are included in this category are primarily certain derivative contracts and other financial assets carried at fair value in an inactive market.
•Level 3 – Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to determining the estimate. Fair valued assets and liabilities classified as Level 3 include interest rate swap contracts, derivative contracts, and certain equity securities carried at fair value which are not traded in an active market.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2023	December 31, 2022
Marketable securities	Level 1(1)	$125	$108
Foreign currency forward contracts	Level 2(2)
Financial asset		$73	$159
Financial liability		46	37
Interest rate swaps & other	Level 2(2)
Financial asset		$756	$1,005
Financial liability		191	233
Other contracts	Level 3(3)
Financial asset		$622	$786
Financial liability		120	92
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flow.
During the three and six-month periods ended June 30, 2023, no transfers were made between level 1 and 2 or level 2 and 3.